Stock-based Compensation - Summary of Transactions Related to Grant of Restricted Stock Units to Employees (Detail) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Restricted Stock Units [Member]
Amount
Unvested, Beginning Balance	4,317	10,767
Granted	0	90,909
Vested	(1,978)	(95,928)
Forfeited	0
Cancelled		(1,431)
Unvested, Ending Balance	2,339	4,317
Weighted average grant date fair value price
Unvested, Beginning Balance	$ 0.0011	$ 0.0011
Granted	0	1.65
Vested	0.0011	1.43
Forfeited	0
Cancelled		0.0011
Unvested, Ending Balance	$ 0.0011	$ 0.0011
Restricted Stock Awards [Member]
Amount
Unvested, Beginning Balance	15,683	20,906
Granted	0	0
Vested	(1,302)	(5,223)
Repurchased	0	0
Unvested, Ending Balance	14,381	15,683
Weighted average grant date fair value price
Unvested, Beginning Balance	$ 0.0011	$ 0.0011
Granted	0	0
Vested	0.0011	0.0011
Repurchased	0	0
Unvested, Ending Balance	$ 0.0011	$ 0.0011